Summary of significant accounting policies - Scope of consolidation (Detail) € in Thousands, $ in Millions						6 Months Ended	12 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Apr. 28, 2023 EUR (€)	Apr. 27, 2023	Mar. 31, 2023 USD ($) store	Jun. 30, 2023	Dec. 31, 2022
Tom Ford International LLC
Disclosure of information about consolidated structured entities [line items]
Cash consideration | €			€ 118,713
Percentage of voting interests acquired		85.00%	85.00%
EZ CA Holding Corporation
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest	100.00%
Zegna Group Zegna Denmark ApS
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest	100.00%
Pelletteria Tizeta S.r.l.
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest		100.00%	100.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest					50.00%
Thom Browne Korea Ltd.
Disclosure of information about consolidated structured entities [line items]
Group's percentage interest	90.00%
Number of retail stores | store					17
Norda Run Inc.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate					25.00%
Cash consideration | $					$ 7.1
Acquisition period					9 years
Tom Ford International LLC
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate				15.00%	15.00%
Pelletteria Tizeta S.r.l.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate				50.00%	50.00%
Group's percentage interest				50.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate				50.00%
Consorzio Re. Crea
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interests held by non-controlling interests						15.50%	16.70%